Earnings per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Net loss attributable to common stockholders	$(133,275)	$(261,787)	$(327,496)	$(472,491)

Weighted average common stock outstanding – Basic and diluted	67,448,890	67,448,890	67,448,890	67,448,890

Earning per share attributable to common stockholder Basic and diluted	$.00	$.00	$.00	$.00

	2012	2011
Net (loss) income attributable to common stockholders	$(1,230,964)	$(303,636)
Weighted average common stock outstanding - Basic and diluted	67,448,890	67,448,890
Earnings per share attributable to common stockholder
Basic and diluted	$.00	$.00